Income Taxes - Significant Component of Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred Tax Assets, Net [Abstract]
Net operating loss carryforward	$ 63,038,127	$ 53,517,161
Accrued expense and others	29,335,373	3,960,446
Inventory impairment	47,198,866	5,004,834
Deferred tax assets, Gross	80,901,620	62,482,441
Less: valuation allowance	(80,901,620)	(62,482,441)
Deferred tax assets, Net	$ 0	$ 0